UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        LONG-TERM Fund

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

                      1ST QUARTER Portfolio of Investments


                                  JUNE 30, 2007


48498-0807                                                            (Form N-Q)
                                           (c) 2007, USAA.  All rights reserved.

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USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA)              Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:  Florida
                    General Obligation, Texas Permanent School Fund, or Utah GO.
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USAA TAX EXEMPT LONG-TERM FUND
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
CCD                 Community College District
COP                 Certificate of Participation
CP                  Commercial Paper
EDA                 Economic Development Authority
EDC                 Economic Development Corp.
ETM                 Escrowed to final maturity
GO                  General Obligation
IDA                 Industrial Development Authority/Agency
IDC                 Industrial Development Corp.
ISD                 Independent School District
MTA                 Metropolitan Transportation Authority
PCRB                Pollution Control Revenue Bond
PRE                 Prerefunded to a date prior to maturity
RB                  Revenue Bond
SFH                 Single-Family Housing


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USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                  COUPON      FINAL            MARKET
     AMOUNT     SECURITY                                                       RATE     MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------------------------------------

                FIXED-RATE INSTRUMENTS (99.2%)

                ALABAMA (2.5%)

                Marshall County Health Care Auth. RB,
$     1,000        Series 2002A                                            6.25%       1/01/2022      $    1,071
      1,150        Series 2002A                                            5.75        1/01/2032           1,207
      1,500        Series 2002D                                            5.75        1/01/2032           1,575
      5,000     Montgomery BMC Special Care Facilities Financing Auth.
                   RB, Series 2004A-2 (Baptist Health), 5.00%,
                   11/15/2007 (INS) (PRE)                                  4.92 (a)   11/15/2024           5,154
                Montgomery Medical Clinic Board RB,
      2,500        Series 2006                                             4.75        3/01/2031           2,305
      2,500        Series 2006                                             4.75        3/01/2036           2,283
                Parks System Improvement Corp. GO,
      7,670        Series 2001C                                            5.00        6/01/2020           7,899
      7,805        Series 2001C                                            5.00        6/01/2021           8,038
      5,000     Private Colleges and Universities Facilities Auth. RB,
                   Series 2006 (INS)                                       4.75        9/01/2026           5,026
     15,000     Public School and College RB, Series 1999A (INS)           5.50        9/01/2029          15,581
     11,000     Univ. of Alabama at Birmingham Hospital RB, Series
                   2000A (INS) (PRE)                                       5.88        9/01/2031          11,731
                                                                                                    ------------
                                                                                                          61,870
                                                                                                    ------------
                ALASKA (0.2%)

      4,095     Municipality of Anchorage GO, Series 2001A (INS) (PRE)     5.00        6/01/2019           4,250
                                                                                                    ------------
                ARIZONA (1.3%)

                Phoenix Civic Improvement Corp. RB,
      1,000        Series B, 5.50%, 7/01/2013 (INS)                        4.65(a)     7/01/2029             836
      1,500        Series B, 5.50%, 7/01/2013 (INS)                        4.66(a)     7/01/2030           1,255
     28,500     Univ. Medical Center Corp. Hospital RB, Series 2005        5.00        7/01/2035          28,393
                                                                                                    ------------
                                                                                                          30,484
                                                                                                    ------------
                ARKANSAS (0.0%)

      1,000     Baxter County RB, Series 2007 (Baxter County Regional
                   Hospital. Inc.)                                         4.63        9/01/2028             934
                                                                                                    ------------
                CALIFORNIA (4.9%)

                Golden State Tobacco Securitization RB (State
                   Appropriation Enhanced),
      5,000        Series 2003B  (PRE)                                     5.38        6/01/2028           5,202
     11,800        Series 2003B  (PRE)                                     5.50        6/01/2033          12,747
      2,000        Series 2005A, 4.55%, 6/01/2010 (INS)                    4.50(a)     6/01/2022           1,731
      5,000        Series 2005A, 4.60%, 6/01/2010 (INS)                    4.55(a)     6/01/2023           4,328
      5,000     San Francisco City and County Redevelopment Financing
                   Auth. RB, Series 2006B (INS)                            4.88        8/01/2036           4,954
      5,015     Shasta Joint Powers Financing Auth. Lease RB, Series
                   2003A (INS)                                             5.00        4/01/2029           5,132
                State GO,
      8,100        Series 2003                                             5.00        2/01/2032           8,237

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$     8,455        Series 2004  (PRE)                                      5.50%       4/01/2028      $    9,222
     10,000        Series 2004                                             5.00        3/01/2029          10,214
      8,455        Series 2004  (PRE)                                      5.50        4/01/2030           9,222
      5,000        Series 2005 (INS)                                       5.00        3/01/2033           5,142
     24,700     State GO Refunding Bonds, Series 2007                      4.50        8/01/2030          23,467
                State Public Works Board Lease RB,
      9,105        Series 2004F                                            5.00       11/01/2029           9,304
      2,610        Series 2006A                                            5.00        4/01/2030           2,670
      8,900     Statewide Communities Development Auth. RB, Series
                   2007A (Kaiser Permanente)                               4.75        4/01/2033           8,654
                                                                                                    ------------
                                                                                                         120,226
                                                                                                    ------------
                COLORADO (2.8%)

      3,500     Denver Convention Center Hotel Auth. RB, Series 2006
                   (INS)                                                   4.75       12/01/2035           3,481
                Denver Health and Hospital Auth. RB,
      1,000        Series 2001A  (PRE)                                     6.00       12/01/2023           1,078
      3,730        Series 2001A  (PRE)                                     6.00       12/01/2031           4,023
      3,000        Series 2004A  (PRE)                                     6.25       12/01/2033           3,406
     15,765        Series 2007A                                            4.75       12/01/2034          14,767
     10,000     E-470 Public Highway Auth. RB, Series 2006B (INS)          5.06(b)     9/01/2035           2,456
      1,000     Eagle Bend Metropolitan District No. 2 GO, Series 2003
                   (INS)                                                   5.25       12/01/2023           1,039
                Health Facilities Auth. RB,
      4,000        Series 2002A  (Covenant Retirement Communities,
                        Inc.) (INS)                                        5.50       12/01/2027           4,205
      3,500        Series 2005 (The Evangelical Lutheran Good
                        Samaritan Society Project)                         5.00        6/01/2029           3,516
      2,000        Series 2005 (The Evangelical Lutheran Good
                        Samaritan Society Project)                         5.00        6/01/2035           2,004
      1,500        Series 2006 (The Evangelical Lutheran Good
                        Samaritan Society Project)                         5.25        6/01/2031           1,537
      1,500        Series 2006 (The Evangelical Lutheran Good
                        Samaritan Society Project)                         5.25        6/01/2036           1,535
     10,000     State COP, Series 2005B (INS)                              5.00       11/01/2030          10,305
     11,480     Summit County Sports Facilities RB, Series 1990            7.88        9/01/2008          12,005
      2,000     Vista Ridge Metropolitan District GO, Series 2006A
                   (INS)                                                   5.00       12/01/2036           2,035
                                                                                                    ------------
                                                                                                          67,392
                                                                                                    ------------
                CONNECTICUT (3.2%)

      2,500     Health and Educational Facilities Auth. RB, Series
                   2005C (INS)                                             5.13        7/01/2030           2,579
                Mashantucket (Western) Pequot Tribe RB,
     64,950        Series 1997B  (c)                                       5.75        9/01/2027          66,103
      1,500        Series 1999A  (c)                                       5.50        9/01/2028           1,531
      7,500        Series 2006A  (c)                                       5.50        9/01/2036           7,764
                                                                                                    ------------
                                                                                                          77,977
                                                                                                    ------------

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USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA (2.6%)

$    10,000     Community Academy Public Charter School, Inc. RB,
                   Series 2007 (INS)                                       4.88%       5/01/2037      $    9,605
                GO,
     15,320        Series 1999A (INS) (PRE)                                5.50        6/01/2029          15,927
     37,580        Series 1999A (INS) (d)                                  5.50        6/01/2029          38,875
                                                                                                    ------------
                                                                                                          64,407
                                                                                                    ------------
                FLORIDA (3.2%)

                Board of Education Public Education GO,
     15,665        Series 1998E (NBGA) (PRE)                               5.63        6/01/2025          16,533
      7,000        Series 1998E (NBGA) (PRE)                               5.63        6/01/2029           7,388
      8,225     Flagler County School Board COP, Series 2005A (INS)        5.00        8/01/2030           8,420
                Highlands County Health Facilities Auth. RB,
      8,925        Series 2005D                                            5.00       11/15/2035           8,891
     15,000        Series 2006C                                            5.25       11/15/2036          15,350
                Orange County Health Facilities Auth. RB,
      2,000        Series 2002  (PRE)                                      5.75       12/01/2027           2,161
     10,000        Series 2006B                                            4.75       11/15/2036           9,506
      2,000     Orange County School Board COP, Series 2007A (INS)         5.00        8/01/2032           2,057
      7,000     Palm Beach County School Board COP, Series 2006A (INS)     5.00        8/01/2031           7,188
                                                                                                    ------------
                                                                                                          77,494
                                                                                                    ------------
                GEORGIA (1.0%)

     12,000     Fayette County Public Facilities Auth. RB, Series 2000
                   (PRE)                                                   5.88        6/01/2028          12,751
     10,000     Savannah EDA PCRB, Series 1995                             6.15        3/01/2017          11,084
                                                                                                    ------------
                                                                                                          23,835
                                                                                                    ------------
                ILLINOIS (8.8%)

      3,000     Chicago GO, Series A (INS)                                 5.25        1/01/2029           3,140
      5,000     Chicago Special Assessment Improvement Bonds, Series
                   2002                                                    6.75       12/01/2032           5,372
                Chicago-O'Hare International Airport RB,
      3,445        Series 2001B (INS)                                      5.13        1/01/2020           3,547
      3,060        Series 2001B (INS)                                      5.13        1/01/2021           3,147
      5,000        Series 2005A (INS)                                      5.00        1/01/2029           5,141
      8,000        Series 2005A (INS)                                      5.00        1/01/2033           8,198
                Cook County GO,
      5,000        Series 2006A (INS)                                      4.75       11/15/2030           5,012
      5,000        Series 2006A (INS)                                      4.75       11/15/2031           5,009
                Finance Auth. RB,
     24,535        Series 2004 (Swedish American Hospital) (INS)           5.00       11/15/2031          25,073
      2,000        Series 2006                                             5.00        4/01/2026           2,020
      2,500        Series 2006A                                            5.00        4/01/2031           2,510
     17,840        Series 2006C                                            4.50       11/15/2032          16,372
                Health Facilities Auth. RB,
      9,885        Series 1985A (Univ. of Chicago)                         5.50        8/01/2020          10,553

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$     7,000        Series 1998 (Centegra Health Sys.)                      5.25%       9/01/2024      $    7,083
      5,030        Series 2000  (Riverside Health Sys.)  (PRE)             6.85       11/15/2029           5,528
      2,500     Housing Development Auth. GO, Series 2006G                 4.85        1/01/2037           2,482
                Metropolitan Pier and Exposition Auth. RB,
      8,000        Series 2002A (INS)                                      5.50        6/15/2023           8,493
      5,000        Series 2002B, 5.50%, 6/15/2012 (INS)                    5.50(a)     6/15/2020           4,163
      2,500        Series 2002B, 5.55%, 6/15/2012 (INS)                    5.55(a)     6/15/2021           2,090
     23,980     Regional Transportation Auth. GO, Series 1999 (INS)        5.75        6/01/2020          27,233
     37,550     Regional Transportation Auth. RB, Series 2000A (INS)       6.50        7/01/2030          47,958
      1,500     Round Lake Lakewood Grove Special Tax Refunding Bonds,
                   Series 2007 (INS)                                       4.70        3/01/2033           1,439
      3,000     Schaumburg GO, Series B (INS)                              5.25       12/01/2034           3,153
      4,555     State Sales Tax RB, FIRST Series 2001                      5.13        6/15/2019           4,718
      4,099     Village of Gilberts Special Service Area Number Nine
                   Special Tax Refunding Bonds, Series 2005 (Big
                   Timber Project) (INS)                                   4.75        3/01/2030           4,073
                                                                                                    ------------
                                                                                                         213,507
                                                                                                    ------------
                INDIANA (2.6%)

                Bond Bank State Revolving Fund RB,
     10,440        Series 2000A  (PRE)                                     5.50        8/01/2021          11,006
     11,015        Series 2000A  (PRE)                                     5.50        8/01/2022          11,612
      7,000     Health and Educational Facility Auth. RB, Series 2006A     5.00        2/15/2039           6,939
     15,780     Health and Educational Facility Financing Auth. RB,
                   Series 2006A                                            5.00        2/15/2036          15,672
      6,000     Rockport PCRB, Series 2002A (INS)                          4.63        6/01/2025           5,907
      7,500     St. Joseph County Hospital Auth. RB, Series 2000 (INS)
                   (PRE)                                                   5.63        8/15/2033           7,911
                Transportation Finance Auth. Highway RB,
        805        Series 2000  (PRE)                                      5.38       12/01/2025             842
      4,195        Series 2000  (PRE)                                      5.38       12/01/2025           4,388
                                                                                                    ------------
                                                                                                          64,277
                                                                                                    ------------
                IOWA (0.6%)

                Finance Auth. HealthCare RB,
      1,000        Series 2001 (INS)                                       5.25        5/15/2021           1,031
      3,495        Series 2001 (INS)                                       5.25        5/15/2026           3,592
      5,000        Series 2006 (INS)                                       4.75       12/01/2031           4,897
      5,000        Series 2006 (INS)                                       5.00       12/01/2039           5,069
                                                                                                    ------------
                                                                                                          14,589
                                                                                                    ------------
                KANSAS (0.8%)

      4,000     Burlington PCRB, Series 2004B (INS)                        4.85        6/01/2031           4,026
      9,500     University of Kansas Hospital Auth. RB, Series 2006        5.00        9/01/2036           9,503
      5,000     Wyandotte County Special Obligation RB, 2nd Lien Series
                   2005                                                    5.00       12/01/2020           5,112
                                                                                                    ------------
                                                                                                          18,641
                                                                                                    ------------

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA (0.5%)

$    12,000     Parish of St. John the Baptist RB, Series 2007 A           5.13%       6/01/2037     $    12,110
                                                                                                    ------------
                MAINE (1.2%)

     27,750     State Turnpike Auth. RB, Series 2000 (INS) (PRE)(d)        5.75        7/01/2028          29,419
                                                                                                    ------------
                MARYLAND (0.6%)

     14,965     State Health and Higher Educational Facilities Auth.
                   RB, Series 2007 (MedStar Health)                        4.75        5/15/2042          14,215
                                                                                                    ------------
                MASSACHUSETTS (1.3%)

      2,000     Development Finance Agency RB, Series 2006A (INS)          5.25        3/01/2026           2,059
      5,000     Health and Education Facilities Auth. RB, Series 2000A
                   (INS) (PRE)                                             5.88       10/01/2029           5,345
      3,500     State Health and Educational Facilities Auth. RB,
                   Series 2007E (Milford Regional Medical Center)          5.00        7/15/2032           3,448
      2,750     State Health and Educational Facilities RB, Series
                   2007E (Milford Regional Medical Center)                 5.00        7/15/2037           2,694
     16,000     Water Resources Auth. RB, Series 2000A (INS) (PRE)         5.75        8/01/2030          16,983
                                                                                                    ------------
                                                                                                          30,529
                                                                                                    ------------
                MICHIGAN (3.4%)

     49,395     Building Auth. RB, Series 2006-IA (INS)                    5.01 (b)   10/15/2030          15,422
                Hospital Finance Auth. RB,
     43,000        Series 1999A (Ascension Hospital)  (PRE)                6.13       11/15/2026          45,527
      5,000        Series 2006A (Henry Ford Health Sys.)                   5.25       11/15/2032           5,130
      7,000        Series 2006A (Henry Ford Health Sys.)                   5.00       11/15/2038           7,002
     10,000     Municipal Auth. Clean Water RB, Series 1999  (PRE)         5.50       10/01/2021          10,437
                                                                                                    ------------
                                                                                                          83,518
                                                                                                    ------------
                MINNESOTA (0.7%)

      8,000     Higher Education Facilities Auth. RB, Series 6-L
                   (acquired 8/28/2006; $8,100)  (c),(e)                   5.43        8/28/2031           7,998
     10,000     Washington County Housing and Redevelopment Auth. RB,
                   Series 1998                                             5.50       11/15/2027          10,149
                                                                                                    ------------
                                                                                                          18,147
                                                                                                    ------------
                MISSISSIPPI (0.7%)

                Hospital Equipment and Facilities Auth. RB,
      2,520        Series 2000 (INS)                                       5.50        1/01/2027           2,666
      3,000        Series 2006                                             5.25       12/01/2026           3,043
      2,000        Series 2006                                             5.25       12/01/2031           2,024

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--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
 $    8,750     Warren County Gulf Opportunity Zone RB, Series 2006A       4.80%       8/01/2030      $    8,492
                                                                                                    ------------
                                                                                                          16,225
                                                                                                    ------------
                MISSOURI (1.1%)

     25,000     Cape Girardeau County IDA Health Care Facilities RB,
                   Series 2007 (Southeast State Hospital
                   Association)                                            5.00        6/01/2036          24,904
      2,000     Development Finance Board Infrastructure Facilities RB,
                   Series A                                                5.00        6/01/2035           2,021
                                                                                                    ------------
                                                                                                          26,925
                                                                                                    ------------
                MONTANA (0.3%)

      6,500     Forsyth PCRB, Series 2006 (INS)                            4.65        8/01/2023           6,565
                                                                                                    ------------
                NEBRASKA (0.5%)

                Platte County Hospital Auth. No. 1 RB,
      4,500        Series 2000 (INS)                                       6.10        5/01/2025           4,750
      6,500        Series 2000 (INS)                                       6.15        5/01/2030           6,869
                                                                                                    ------------
                                                                                                          11,619
                                                                                                    ------------
                NEVADA (3.6%)

                Clark County EDC RB,
     14,650        Series 1999  (PRE)                                      5.50        5/15/2029          15,202
     12,410        Series 2006                                             5.00        5/15/2029          12,655
     21,000     Clark County GO, Series 2000 (INS) (PRE)(d)                5.50        7/01/2025          21,929
     11,570     Clark County School District GO, Series 2001D (INS)        5.25        6/15/2019          12,429
                Truckee Meadows Water Auth. RB,
     14,180        Series 2001A (INS) (PRE)                                5.13        7/01/2020          14,794
     10,420        Series 2006 (INS)                                       4.88        7/01/2034          10,526
                                                                                                    ------------
                                                                                                          87,535
                                                                                                    ------------
                NEW JERSEY (4.0%)

      3,000     Camden County Improvement Auth. RB, Series 2004A           5.75        2/15/2034           3,177
                EDA RB,
      5,000        Series 2004                                             5.50        6/15/2024           5,194
      6,000        Series 2004                                             5.75        6/15/2029           6,392
      2,500        Series 2004                                             5.50        6/15/2031           2,614
     20,000        Series A (INS)                                          5.25        7/01/2031          21,095
                Health Care Facilities Financing Auth. RB,
     11,500        Series 2006A                                            5.00        7/01/2029          11,492
      1,250        Series 2006A                                            5.13        7/01/2035           1,275
     57,630        Series 2006B                                            5.07(b)     7/01/2032          14,483
     30,020     Turnpike Auth. RB, Series 2000A  (PRE)                     5.50        1/01/2027          31,167
                                                                                                    ------------
                                                                                                          96,889
                                                                                                    ------------
                NEW MEXICO (1.1%)

     22,500     Farmington PCRB, Series 2003B                              4.88        4/01/2033          22,014

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
  $   4,700     Regents of the Univ. of New Mexico RB, Series 2004
                   (INS)                                                   5.00%       7/01/2032      $    4,818
                                                                                                    ------------
                                                                                                          26,832
                                                                                                    ------------
                NEW YORK (11.9%)

                Dormitory Auth. RB,
         15        Series 1996B (Mental Health Services)  (ETM)            6.00        8/15/2016              17
     21,485        Series 1996B (Mental Health Services)                   6.00        8/15/2016          23,734
      5,010        Series 2000A (Rochester Univ.), 5.95%, 7/01/2010
                        (INS) (PRE)                                        5.95a)      7/01/2020           4,499
      5,690        Series 2000A (Rochester Univ.), 6.00%, 7/01/2010
                        (INS) (PRE)                                        6.00(a)     7/01/2022           5,109
      3,210        Series 2000A (Rochester Univ.), 6.05%, 7/01/2010
                        (INS) (PRE)                                        6.05(a)     7/01/2024           2,883
      6,310        Series 2000B (State Univ. of New York)  (PRE)           5.38        5/15/2018           6,627
      8,655        Series 2000B (State Univ. of New York)  (PRE)           5.38        5/15/2019           9,090
      9,120        Series 2000B (State Univ. of New York)  (PRE)           5.38        5/15/2020           9,578
      5,600        Series 2005E (Mental Health Services)                   5.00        2/15/2030           5,751
     13,000        Series 2005F (Education)                                5.00        3/15/2030          13,440
      5,000        Series 2006A (NYU Hospitals Center)                     5.00        7/01/2026           5,020
      5,000        Series 2007A (NYU Hospitals Center)                     5.00        7/01/2036           4,899
     10,910     Dutchess County IDA Civic Facility RB, Series 2000
                   (PRE)                                                   5.75        8/01/2030          11,583
                Environmental Facilities Corp. RB,
      8,730        Series 2004E                                            5.00        6/15/2034           8,988
      7,445        Series 2006A                                            4.75        6/15/2030           7,513
     10,000     Liberty Development Corp. RB, Series 2005                  5.25       10/01/2035          10,863
      6,870     Long Island Power Auth. RB, Series 2006C                   5.00        9/01/2035           7,071
                MTA RB,
     10,000        Series 2005F                                            5.00       11/15/2030          10,278
     17,700        Series 2006A                                            5.00       11/15/2031          18,309
      5,000        Series 2007A (INS) (f)                                  4.75       11/15/2037           5,010
                New York City GO,
     22,740        Fiscal 2001 Series A  (PRE)                             5.75        5/15/2030          24,125
      4,165        Fiscal 2002 Series B                                    5.30       12/01/2018           4,330
      7,830        Series 2000A  (PRE)                                     6.00        5/15/2020           8,355
        970        Series 2000A                                            6.00        5/15/2020           1,026
      5,105        Series 2002G                                            5.88        8/01/2019           5,483
      1,500        Series 2005G                                            5.00       12/01/2026           1,546
      2,750        Series 2005G                                            5.00       12/01/2027           2,835
      2,000        Series 2005G                                            5.00       12/01/2028           2,061
     20,000        Series 2005M                                            5.00        4/01/2030          20,585
                New York City Municipal Water Finance Auth. RB,
     11,000        Series 1999A  (PRE)                                     5.75        6/15/2030          11,513
      4,975        Series 2000B  (PRE)                                     6.00        6/15/2033           5,317
      3,025        Series 2000B                                            6.00        6/15/2033           3,217
     15,000        Series 2006C                                            4.75        6/15/2033          15,027
      6,850     New York City Transit Auth. MTA COP, Series 2000A (INS)
                   (PRE)                                                   5.88        1/01/2030           7,245
                New York City Transitional Finance Auth. RB,
      1,770        Series 1999C  (PRE)                                     5.50        5/01/2025           1,841

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$     2,215        Series 2005C  (PRE)                                     5.50%       5/01/2025      $    2,304
      1,500     Seneca Nation Indians Capital Improvements Auth. RB,
                   Series 2007A  (c)                                       5.00       12/01/2023           1,490
                                                                                                    ------------
                                                                                                         288,562
                                                                                                    ------------
                NORTH CAROLINA (0.5%)

      2,000     Charlotte-Mecklenberg Hospital Auth. RB, Series 2005A      4.88        1/15/2032           1,991
      5,250     State Medical Care Commission Retirement Facilities,
                   Series 2007 (Givens Estates)                            5.00        7/01/2033           5,209
      4,000     Wake County Industrial Facilities PCRB, Series 2002        5.38        2/01/2017           4,186
                                                                                                    ------------
                                                                                                          11,386
                                                                                                    ------------
                NORTH DAKOTA (0.3%)

      7,250     Fargo Health System RB, Series 2000A (INS)                 5.63        6/01/2031           7,595
                                                                                                    ------------
                OHIO (1.2%)

      5,000     Air Quality Development Auth. PCRB, Series B (INS)         4.80        1/01/2034           5,012
      4,640     Higher Education Facility RB, Series 2006A (INS)           5.00        5/01/2036           4,728
      6,325     Lorain County Health Care Facilities RB, Series 1998A      5.25        2/01/2021           6,325
     15,000     State Higher Educational Facility Commission RB, Series
                   2007A (University Hospitals Health System, Inc.)        4.75        1/15/2036          14,378
                                                                                                    ------------
                                                                                                          30,443
                                                                                                    ------------
                OKLAHOMA (1.8%)

                Norman Regional Hospital Auth. RB,
      9,000        Series 2002 (INS)                                       5.50        9/01/2023           9,531
      2,500        Series 2005                                             5.38        9/01/2029           2,578
      5,400        Series 2005                                             5.38        9/01/2036           5,557
      7,600        Series 2007                                             5.13        9/01/2037           7,617
      5,000     State Municipal Power Auth. RB, Series 2007A (INS)         4.50        1/01/2047           4,678
     12,000     Tulsa County Industrial Auth. RB, Series 2006              4.60       12/15/2031          11,232
      2,675     Tulsa Industrial Auth. Student Housing RB, Series 2006     5.00       10/01/2037           2,697
                                                                                                    ------------
                                                                                                          43,890
                                                                                                    ------------
                PENNSYLVANIA (0.1%)

      1,250     Allegheny County IDA Lease RB, Series 2006                 5.13        9/01/2031           1,256
                                                                                                    ------------
                PUERTO RICO (1.4%)

     13,327     Government Development Bank CP                             4.25        7/06/2007          13,327
     17,100     Government Development Bank CP                             4.25        7/06/2007          17,100
      3,723     Government Development Bank CP                             4.25        7/09/2007           3,723
                                                                                                    ------------
                                                                                                          34,150
                                                                                                    ------------

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND (1.2%)

                EDC Airport RB,
$     5,700        Series 2006 (INS)                                       5.00%       7/01/2031      $    5,865
     12,185        Series 2006 (INS)                                       5.00        7/01/2036          12,482
     10,000     Housing and Mortgage Finance Corp. Homeownership
                   Opportunity Bonds, Series 51-A                          4.85        4/01/2033          10,009
        975     Housing and Mortgage Finance Corp. SFH RB, Series 15-A     6.85       10/01/2024             976
                                                                                                    ------------
                                                                                                          29,332
                                                                                                    ------------
                SOUTH CAROLINA (3.3%)

      2,725     Educational Facilities Auth. RB, Series 2006A              5.00       10/01/2038           2,791
      5,000     Georgetown County Environmental Improvement RB, Series
                   2002A                                                   5.70        4/01/2014           5,340
                Jobs EDA RB,
      2,300        Series 2001 (Georgetown Memorial Hospital) (INS)        5.25        2/01/2021           2,374
      3,750        Series 2001 (Georgetown Memorial Hospital) (INS)        5.38        2/01/2026           3,887
     30,000        Series 2002A (Bon Secours Health System)                6.00       11/15/2026          31,840
      8,000        Series 2006 (Episcopal Church Home) (INS)               4.60        4/01/2027           7,748
                Lexington County Health Services District, Inc. RB,
     12,000        Series 2002                                             5.50       11/01/2023          12,460
      8,000        Series 2002                                             5.75       11/01/2028           8,464
      5,000     Medical Univ. Hospital Auth. RB, Series 2004A (INS)        5.00        8/15/2031           5,131
                                                                                                    ------------
                                                                                                          80,035
                                                                                                    ------------
                SOUTH DAKOTA (0.1%)

      2,500     Health and Educational Facilities Auth. RB, Series
                   2004A                                                   5.25       11/01/2027           2,590
                                                                                                    ------------
                TENNESSEE (1.4%)

                Johnson City Health and Educational Facilities Board RB,
      3,000        Series 2006A                                            5.50        7/01/2031           3,109
      5,000        Series 2006A                                            5.50        7/01/2036           5,178
                Shelby County Health Educational & Hospital RB,
      5,605        Series 2002  (PRE)                                      6.38        9/01/2019           6,225
      9,395        Series 2002  (PRE)                                      6.38        9/01/2019          10,435
      8,000     Sullivan County Health Educational & Housing Facilities
                   Board RB, Series 2006C                                  5.25        9/01/2036           8,136
                                                                                                    ------------
                                                                                                          33,083
                                                                                                    ------------
                TEXAS (17.5%)

      5,000     Austin CCD GO, Series 2006 (INS)                           4.50        8/01/2034           4,748

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
  $   5,000     Austin Higher Education Auth. RB, Series 1998  (PRE)       5.25%       8/01/2023      $    5,074
     19,500     Bell County Health Facilities Development Corp. RB,
                   Series 1989  (ETM)                                      6.50        7/01/2019          22,984
     10,000     Cypress-Fairbanks ISD GO, Series 2007 (NBGA) (f)           5.00        2/15/2029          10,316
                Denton ISD GO,
     12,100        Series 2006 (NBGA)                                      5.16(b)     8/15/2028           4,150
     13,885        Series 2006 (NBGA)                                      5.18(b)     8/15/2029           4,510
     11,220        Series 2006 (NBGA)                                      5.20(b)     8/15/2030           3,453
     15,645        Series 2006 (NBGA)                                      5.22(b)     8/15/2031           4,561
                Duncanville ISD GO,
      7,175        Series 2001B (NBGA) (PRE)                               5.63        2/15/2024           7,755
      7,000        Series 2006 (NBGA)                                      4.63        2/15/2029           6,841
     10,000     Eagle Mountain-Saginaw ISD GO, Series 2006B (NBGA)         4.50        8/15/2033           9,508
     10,420     Edinburg Consolidated ISD GO, Series 2000 (NBGA) (PRE)     5.50        2/15/2030          10,825
                Ennis ISD GO,
      9,155        Series 2006 (NBGA)                                      4.70(b)     8/15/2034           2,299
      9,155        Series 2006 (NBGA)                                      4.71(b)     8/15/2035           2,185
                Fort Bend ISD GO,
      2,890        Series 1999 (NBGA) (PRE)                                5.38        2/15/2024           2,960
      1,860        Series 1999 (NBGA)                                      5.38        2/15/2024           1,895
      3,000     Harlandale ISD GO, Series 2006 (NBGA)                      4.75        8/15/2036           2,965
      6,000     Houston Water and Sewer Systems RB, Series 2002A (INS)
                   (PRE)                                                   5.25       12/01/2023           6,346
                Hutto ISD GO,
      3,870        Series 2006B (NBGA)                                     5.00        8/01/2036           3,952
     16,520        Series 2006B (NBGA)                                     5.00        8/01/2040          16,840
      5,000     Irving ISD GO, Series 2006 (NBGA)                          5.38 (b)    2/15/2028           1,730
     25,000     Judson ISD GO, Series 2007 (NBGA)                          4.50        2/01/2035          23,730
     12,700     Lower Colorado River Auth. RB, Series 2003B (INS)          5.00        5/15/2031          12,969
      4,500     Mesquite Health Facilities Development Corp. RB, Series
                   2005 (Christian Care Centers, Inc.)                     5.63        2/15/2035           4,658
                Midlothian Development Auth. Tax Increment Contract RB,
      7,120        Series 1999  (PRE)                                      6.70       11/15/2023           7,328
     12,455        Series 2001  (PRE)                                      7.88       11/15/2021          14,014
      1,000     Midlothian Development Auth. Tax Increment RB, Series
                   2007B                                                   5.13       11/15/2026             998
      9,175     Midlothian ISD GO, Series 2004 (NBGA)                      5.00        2/15/2034           9,316
     11,500     North Central Health Facilities Development Corp. RB,
                   Series 2002 (INS)                                       5.25        8/15/2022          11,991
                Northside ISD GO,
      3,585        Series 2001 (NBGA) (PRE)                                5.13        2/15/2022           3,725
      3,195        Series 2001 (NBGA)                                      5.13        2/15/2022           3,287
     13,500     Port of Corpus Christi IDC PCRB, Series 1997A              5.45        4/01/2027          13,858
      5,490     Red River Education Finance RB, Series 2006                4.38        3/15/2027           5,166
      5,025     San Leanna Education Facilities Corp. RB, Series 2007      4.75        6/01/2032           4,765
                Schertz - Cibolo - Universal City ISD GO,
      7,205        Series 2006A (NBGA)                                     5.09(b)     2/01/2033           1,981

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT   SECURITY                                                       RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$     6,200        Series 2006A (NBGA)                                     5.11%(b)    2/01/2035      $    1,537
      8,010     South San Antonio ISD GO, Series 2004 (NBGA)               5.00        8/15/2029           8,190
                Spring Branch ISD GO,
      3,195        Series 2001 (NBGA) (PRE)                                5.13        2/01/2019           3,319
     10,160        Series 2001 (NBGA) (PRE)                                5.13        2/01/2022          10,554
                State Transportation Commission GO,
     10,000        Series 2006                                             5.00        4/01/2035          10,289
      4,000        Series 2007                                             4.50        4/01/2033           3,832
                Tarrant County Cultural Education Facilities Finance
                   Corp. RB,
      1,100        Series 2006A                                            6.00       11/15/2026           1,171
      4,000        Series 2006A                                            6.00       11/15/2036           4,240
     13,000        Series 2007                                             5.13        5/15/2037          13,073
      6,420     Travis County Health Facilities Development Corp. RB,
                   Series 1999A (INS) (PRE)                                5.88       11/15/2024           6,761
                Tyler Health Facilities Development Corp. Hospital RB,
      3,700        Series 1993A (East Texas Medical Center)                6.75       11/01/2025           3,724
     10,300        Series 1993B (East Texas Medical Center)                6.75       11/01/2025          10,307
      7,350        Series 2001 (Mother Frances Hospital)  (PRE)            6.00        7/01/2027           7,985
      4,595        Series 2003 (Mother Frances Hospital)  (PRE)            5.75        7/01/2027           4,996
      8,585        Series 2003 (Mother Frances Hospital)  (PRE)            5.75        7/01/2033           9,335
     10,000        Series 2007A (Mother Frances Hospital)                  5.00        7/01/2033           9,864
      2,500        Series 2007B (Mother Frances Hospital)                  5.00        7/01/2037           2,452
     23,985     Veterans' Land Board RB, Series 2002  (d)                  6.25        8/01/2035          25,829
      7,500     Water Development Board Senior Lien RB, Series 1997B
                   (PRE)                                                   5.00        7/15/2019           7,579
                Weatherford ISD GO,
      4,315        Series 2001 (NBGA) (PRE)                                5.45        2/15/2030           4,605
      3,105        Series 2001 (NBGA)                                      5.45        2/15/2030           3,271
      3,000        Series 2006 (NBGA)                                      4.83(b)     2/15/2027           1,120
      2,500        Series 2006 (NBGA)                                      4.84(b)     2/15/2028             885
      6,360     West Harris County Regional Water Auth. RB, Series 2006
                   (INS)                                                   4.70       12/15/2030           6,305
      6,755     White Settlement ISD GO, Series 2006 (NBGA)                4.75        8/15/2030           6,741
      3,000     Wichita Falls Water and Sewer Systems RB, Series 2001
                   (INS) (PRE)                                             5.38        8/01/2024           3,159
                                                                                                    ------------
                                                                                                         424,806
                                                                                                    ------------
                UTAH (0.3%)

      7,150     Nebo School District GO, Series 2000 (NBGA) (PRE)          5.50        7/01/2020           7,468
                                                                                                    ------------
                VIRGINIA (1.3%)

                College Building Auth. Educational Facilities RB,
     11,280        Series 2006                                             5.00        6/01/2026          11,320
      5,000        Series 2006                                             5.00        6/01/2029           5,018
      3,000        Series 2006                                             5.00        6/01/2036           2,973

14

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$     3,000     Farms of New Kent Community Development Auth. Special
                   Assessment Bonds, Series 2006B                          5.45%       3/01/2036      $    2,993
      7,890     Henrico County Water and Sewer System RB, Series 2006A     5.00        5/01/2036           8,177
                                                                                                    ------------
                                                                                                          30,481
                                                                                                    ------------
                WASHINGTON (2.3%)

                Health Care Facilities Auth. RB,
      7,665        Series 2001A (INS)                                      5.25       10/01/2021           7,924
     13,030        Series 2006 (INS)                                       4.75       12/01/2031          12,744
     19,440        Series 2006A (INS)                                      5.00       10/01/2036          19,983
      5,000     Housing Finance Commission RB, Series 1999 (INS)           6.00        7/01/2029           5,208
      9,830     Snohomish County GO, Series 2001 (INS)                     5.13       12/01/2021          10,219
                                                                                                    ------------
                                                                                                          56,078
                                                                                                    ------------
                WEST VIRGINIA (0.2%)

                West Virginia Univ. Board of Governors RB,
      2,500        Series 2004C (INS)                                      5.00       10/01/2027           2,585
      2,500        Series 2004C (INS)                                      5.00       10/01/2028           2,584
                                                                                                    ------------
                                                                                                           5,169
                                                                                                    ------------
                WISCONSIN (0.9%)

                Health and Educational Facilities Auth. RB,
      6,615        Series 2001  (PRE)                                      5.38       10/01/2021           7,011
        635        Series 2001                                             5.38       10/01/2021             669
      5,350        Series 2006A                                            5.38        2/15/2034           5,515
      8,000     Univ. of Wisconsin Hospitals and Clinics Auth. RB,
                   Series 2000 (INS) (PRE)                                 6.20        4/01/2029           8,534
                                                                                                    ------------
                                                                                                          21,729
                                                                                                    ------------
                Total Fixed-Rate Instruments (cost: $2,326,861)                                        2,408,464
                                                                                                    ------------

                PUT BONDS (0.5%)

                MICHIGAN (0.3%)

      5,500     Strategic Fund PCRB, Series 1995CC (INS)                   4.85        9/01/2030           5,643
                                                                                                    ------------
                MONTANA (0.2%)

      5,000     Forsyth PCRB, Series 1999A (INS)                           5.00       10/01/2032           5,082
                                                                                                    ------------
                Total Put Bonds (cost: $10,500)                                                           10,725
                                                                                                    ------------

                VARIABLE-RATE DEMAND NOTES (0.0%)

                FLORIDA (0.0%)

        100     Jacksonville PCRB, Series 1995                             3.92        5/01/2029             100
                                                                                                    ------------

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                COUPON        FINAL            MARKET
     AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA (0.0%)

$       475     Public Facilities Auth. Equipment and Capital
                   Facilities Pooled Loan Program RB, Series 2001
                   (LOC - Capital One, N.A.)                               3.98%       7/01/2023        $    475
                                                                                                    ------------
                Total Variable-Rate Demand Notes (cost: $575)                                                575
                                                                                                    ------------


                TOTAL INVESTMENTS (COST: $2,337,936)                                             $     2,419,764
                                                                                                    ============

  N O T E S
--------------------------------------------------------------------------------
                    to Portfolio of INVESTMENTS


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

                                                                              17
  N O T E S
--------------------------------------------------------------------------------
                    to Portfolio of INVESTMENTS
                    (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $96,070,000 and $14,242,000, respectively, resulting in net unrealized appreciation of $81,828,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,427,956,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES
(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) At June 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2007, was $7,998,000, which represented 0.3% of the Fund's net assets.

18

  N O T E S
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                    to Portfolio of INVESTMENTS
                    (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2007 (UNAUDITED)

(f) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2007, the aggregate market value of securities purchased on a when-issued basis was $15,326,000.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.